UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    Chief Compliance Officer
Phone:    203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                May 15, 2008
-------------------------     ------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $254,955
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COL 7       COLUMN 8

                                 TITLE                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP      (x1000)    PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                   --------          -----      -------    -------  --- ----   ----------  ----   ----    ------  ----
AIRCASTLE LTD                    COM               G0129K104    1014      90100   SH         SOLE                  90100
ARGO GROUP INTL HLDGS LTD        COM               G0464B107    5160     145277   SH         SOLE                 145277
ALLIANT TECHSYSTEMS INC          COM               018804104   15073     145594   SH         SOLE                 145594
AMPHENOL CORP NEW                CL A              032095101   13594     364937   SH         SOLE                 364937
ANIXTER INTL INC                 COM               035290105    5853      91392   SH         SOLE                  91392
ARVINMERITOR INC                 COM               043353101    2576     205920   SH         SOLE                 205920
BERKSHIRE HATHAWAY INC DEL       CL A              084670108   48024        360   SH         SOLE                    360
CASUAL MALE RETAIL GRP INC       COM               148711104    3220     766781   SH         SOLE                 766781
CONNECTICUT LIGHT AND POWER CO   PREFERRED STOCKS  207597626     363       8575   SH         SOLE                   8575
COPART INC                       COM               217204106   10148     261812   SH         SOLE                 261812
COSTAR GROUP INC                 COM               22160N109    5001     116300   SH         SOLE                 116300
CREDIT ACCEP CORP MICH           COM               225310101   12763     821830   SH         SOLE                 821830
CROWN MEDIA HLDGS INC            CL A              228411104     946     182920   SH         SOLE                 182920
CLEVELAND BIOLABS INC            COM               185860103     644     158256   SH         SOLE                 158256
DEALERTRACK HLDGS INC            COM               242309102    5965     295000   SH         SOLE                 295000
DEVON ENERGY CORP NEW            COM               25179M103    1724      16520   SH         SOLE                  16520
DISCOVERY HOLDING CO             CL A COM          25468Y107    7821     368556   SH         SOLE                 368556
ECLIPSYS CORP                    COM               278856109    2623     133780   SH         SOLE                 133780
GENESEE & WYO INC                CL A              371559105    9593     278858   SH         SOLE                 278858
HEXCEL CORP NEW                  COM               428291108    2867     150000   SH         SOLE                 150000
ICO INC NEW                      COM               449293109     524      75487   SH         SOLE                  75487
KINETIC CONCEPTS INC             COM NEW           49460W208    8231     178046   SH         SOLE                 178046
LABORATORY CORP AMER HLDGS       COM NEW           50540R409   12938     175594   SH         SOLE                 175594
LESCARDEN INC                    NASDAQ OTC ISSUES 526867106      33     345000   SH         SOLE                 345000
MFRI INC                         COM               552721102    2298     142900   SH         SOLE                 142900
MOBILE MINI INC                  COM               60740F105    7789     409933   SH         SOLE                 409933
MSC INDL DIRECT INC              CL A              553530106    1056      25000   SH         SOLE                  25000
PECO ENERGY CO                   PREFERRED STOCKS  693304404     310       3800   SH         SOLE                   3800
PETSMART INC                     COM               716768106    6985     341753   SH         SOLE                 341753
POLYPORE INTL INC                COM               73179V103    2518     121700   SH         SOLE                 121700
SAIC INC                         COM               78390X101     699      37577   SH         SOLE                  37577
SEALED AIR CORP NEW              COM               81211K100    6305     249710   SH         SOLE                 249710
SEI INVESTMENTS CO               COM               784117103    8826     357491   SH         SOLE                 357491
SMART BALANCE INC                COM               83169Y108     683      86472   SH         SOLE                  86472
SONIC SOLUTIONS                  COM               835460106    1483     153628   SH         SOLE                 153628
STANCORP FINL GROUP INC          COM               852891100    3690      77340   SH         SOLE                  77340
VALUEVISION MEDIA INC            CL A              92047K107    6029    1088276   SH         SOLE                1088276
VICOR CORP                       COM               925815102   13479    1128927   SH         SOLE                1128927
GRACE W R & CO DEL NEW           COM               38388F108   5,705     250000   SH         SOLE                 250000
ZEBRA TECHNOLOGIES CORP          CL A              989207105  10,402     312171   SH         SOLE                 312171





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